Commitments and Contingencies - Services Purchase Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
Total	$ 24,604	$ 31,771
Less Than 1 year	6,479	6,146
1-3 years	15,000	15,000
3-5 years	3,125	10,625
Purchase obligations remaining non-cancelable contractual commitments	24,604	31,771
Aggregate purchase committed value	37,500
Total payments made	$ 15,774	$ 5,729